Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000889169_SupplementTextBlock

DREYFUS INVESTMENT GRADE FUNDS, INC.

-DREYFUS INTERMEDIATE TERM INCOME FUND

Supplement to Summary and Statutory Prospectus

dated December 1, 2012

            The following information supplements the information contained in the section of the fund’s prospectus entitled “Fees and Expenses”:

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Intermediate Term Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective February 1, 2013, The Dreyfus Corporation has contractually agreed, until January 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class I shares, so that the expenses of the fund’s Class I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.

Class I
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31